Offerings - Offering: 1	May 01, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 par value per share
Amount Registered | shares	1,650,170
Proposed Maximum Offering Price per Unit	2.02
Maximum Aggregate Offering Price	$ 3,333,343.40
Fee Rate	0.01381%
Amount of Registration Fee	$ 460.33
Offering Note	Note.1a. Pursuant to Rule 416 under the Securities Act of 1933 (the "Securities Act"), the securities being registered hereunder also include such indeterminate number of additional shares of common stock as may from time to time be issued after the date hereof as a result of stock splits, stock dividends, recapitalizations or similar transactions. The amount registered consists of up to 1,650,170 shares of common stock that the registrant may sell to the selling stockholder pursuant to the purchase agreement between the registrant and the selling stockholder. The shares will be offered for resale by the selling stockholder. Note.1b. Pursuant to Rules 457(c) promulgated under the Securities Act and solely for the purpose of calculating the registration fee, the proposed maximum aggregate offering price is calculated as the product of (i) 1,650,170 shares of our common stock and (ii) $2.02, the average of the high and low trading prices of common stock on The Nasdaq Capital Market on April 29, 2026 (a date within five business days prior to the date of this registration statement).